Segmental Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of reportable segments [line items]
Number of reportable segments | Segment	4
Gain on disposal of hotel assets	$ (16)	$ (21)	$ (14)
Americas [Member]
Disclosure of reportable segments [line items]
Proceeds from business interruption insurance	4	$ 10
Litigation settlement	4
EMEAA [Member]
Disclosure of reportable segments [line items]
Gain on disposal of hotel assets	$ 3
Geographic concentration risk2 [member] | Revenue [member]
Disclosure of reportable segments [line items]
Concentration risk benchmark	revenue relating to an individual country is separately disclosed when it represents 10% or more of total revenue
Concentration risk percentage	10.00%
Geographic concentration risk2 [member] | Non-current Assets [member]
Disclosure of reportable segments [line items]
Concentration risk benchmark	non-current assets relating to an individual country are separately disclosed when they represent 10% or more of total non-current assets
Concentration risk percentage	10.00%